Share-based Compensation - Hutchmed Share Option Exercises (Details) - Hutchmed Share Option Scheme $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Share option values
Cash received from share option exercises	$ 242
Total intrinsic value of share option exercises	$ 2,012